Mar. 03, 2022
TOUCHSTONE FUNDS GROUP TRUST
TOUCHSTONE FUNDS GROUP TRUST

Touchstone Mid Cap Value Fund
Touchstone Small Cap Value Fund

Supplement dated March 3, 2022 to the Prospectus and Statement of Additional Information ("SAI") each dated January 28, 2022, as may be amended or supplemented from time to time

Change in Sub-Advisor

Touchstone Advisors, Inc. (“Touchstone”), the investment advisor to the Touchstone Mid Cap Value Fund and the Touchstone Small Cap Value Fund (each, a "Fund" and together, the "Funds"), has engaged LMCG Investments, LLC (“LMCG”) to serve as sub-advisor to the Funds since 2009 and 2016, respectively. LMCG notified Touchstone that its U.S. value equity team has reorganized to form a new employee-owned asset management firm named Leeward Investments, LLC (“Leeward”). Effective March 1, 2022, the members of LMCG’s U.S. value equity team who served as portfolio managers for the Funds have departed LMCG and are now employees of Leeward.

On February 17, 2022, Touchstone recommended and the Board of Trustees (the “Board”) of Touchstone Funds Group Trust (the “Trust”) approved the replacement of LMCG with Leeward, effective on March 1, 2022. Shareholders of each Fund will receive an Information Statement providing more information about the new sub-advisor within 90 days of Leeward assuming its responsibilities as sub-advisor to the Funds.

Effective March 1, 2022, LMCG will no longer provide services to the Funds and all references to LMCG in the Prospectus and SAI will be removed and replaced with Leeward. Leeward, located at One Boston Place, 201 Washington Street, 29th Floor, Boston, Massachusetts 02108, is a new asset management firm and registered investment adviser, which was formed by acquiring a portion of LMCG’s business. As sub-advisor to the Funds, Leeward will continue to manage each Fund’s assets in accordance with its current investment strategy.

There are no changes to the Funds' investment strategies or investment risks associated with the change in sub-advisor. Messrs. R. Todd Vingers, CFA and Jay C. Willadsen, CFA had served and will continue to serve as portfolio managers to the Funds. These portfolio managers will continue to manage the Funds as employees of Leeward.

Prospectus

TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE MID CAP VALUE FUND
Touchstone Mid Cap Value Fund
Effective March 1, 2022, the second paragraph of the section entitled “The Fund’s Principal Investment Strategies” located in the Mid Cap Value Fund's summary section of the Prospectus and in the Small Cap Value Fund's summary section of the Prospectus is deleted and replaced with the following:
The Fund's sub-advisor, Leeward Investments, LLC (“Leeward”), employs a fundamental investment process which seeks to identify companies which it believes are selling at a discount to their intrinsic value. In evaluating and selecting potential investments for the Fund, Leeward completes in-depth research and analysis on the securities in the investable universe in an effort to identify leading companies selling at attractive valuations. The research and analysis include an examination of financial statements and assessments of the management team, the company’s competitive strategy and its current market position. The Fund may invest in other investment companies in pursuing its strategy.
Effective March 1, 2022, the following is added to the section entitled "The Fund's Performance" in the summary section of the Prospectus for each Fund directly before the bar chart:
On March 1, 2022, Leeward replaced LMCG Investments, LLC ("LMCG") as the Fund's sub-advisor. Leeward was formed as a result of the reorganization of LMCG's U.S. value equity team into an employee-owned asset management firm. There were no changes to the Fund’s investment goals, principal investment strategies, advisory fee, sub-advisory fee, expense limitations or portfolio management team associated with the change in sub-advisor.
TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE SMALL CAP VALUE FUND
Touchstone Small Cap Value Fund
Effective March 1, 2022, the second paragraph of the section entitled “The Fund’s Principal Investment Strategies” located in the Mid Cap Value Fund's summary section of the Prospectus and in the Small Cap Value Fund's summary section of the Prospectus is deleted and replaced with the following:
The Fund's sub-advisor, Leeward Investments, LLC (“Leeward”), employs a fundamental investment process which seeks to identify companies which it believes are selling at a discount to their intrinsic value. In evaluating and selecting potential investments for the Fund, Leeward completes in-depth research and analysis on the securities in the investable universe in an effort to identify leading companies selling at attractive valuations. The research and analysis include an examination of financial statements and assessments of the management team, the company’s competitive strategy and its current market position. The Fund may invest in other investment companies in pursuing its strategy.
Effective March 1, 2022, the following is added to the section entitled "The Fund's Performance" in the summary section of the Prospectus for each Fund directly before the bar chart:
On March 1, 2022, Leeward replaced LMCG Investments, LLC ("LMCG") as the Fund's sub-advisor. Leeward was formed as a result of the reorganization of LMCG's U.S. value equity team into an employee-owned asset management firm. There were no changes to the Fund’s investment goals, principal investment strategies, advisory fee, sub-advisory fee, expense limitations or portfolio management team associated with the change in sub-advisor.